Segment Information (Tables)	12 Months Ended
Dec. 31, 2015
Segment Reporting [Abstract]
Schedule of segment reporting information, by segment

	Year Ended December 31,
	2015	2014	2013
Operating revenues (all Competitive Electric)	$5,370	$5,978	$5,899
Depreciation and amortization
Competitive Electric	$852	$1,270	$1,333
Corporate and Other	12	13	22
Consolidated	$864	$1,283	$1,355
Equity in earnings of unconsolidated subsidiaries (net of tax) (all Regulated Delivery)	$334	$349	$335
Interest income
Competitive Electric	$1	$—	$6
Corporate and Other	—	51	148
Eliminations	—	(50)	(153)
Consolidated	$1	$1	$1
Interest expense and related charges
Competitive Electric	$1,289	$1,799	$2,062
Corporate and Other	471	452	795
Eliminations	—	(50)	(153)
Consolidated	$1,760	$2,201	$2,704
Income tax benefit
Competitive Electric	$879	$2,339	$794
Corporate and Other	791	280	477
Consolidated	$1,670	$2,619	$1,271
Net income (loss) attributable to EFH Corp.
Competitive Electric	$(4,678)	$(6,260)	$(2,309)
Regulated Delivery	334	349	335
Corporate and Other	(998)	(495)	(244)
Consolidated	$(5,342)	$(6,406)	$(2,218)
Investment in equity investees
Competitive Electric	$5	$8	$9
Regulated Delivery	6,059	6,050	5,950
Consolidated	$6,064	$6,058	$5,959
Total assets
Competitive Electric	$15,690	$21,347	$28,828
Regulated Delivery	6,059	6,050	5,950
Corporate and Other	3,039	4,025	3,692
Eliminations	(1,458)	(2,174)	(2,024)
Consolidated	$23,330	$29,248	$36,446
Capital expenditures
Competitive Electric	$337	$336	$472
Corporate and Other	7	50	29
Consolidated	$344	$386	$501